               [LETTERHEAD OF MAYER, BROWN & PLATT APPEARS HERE]

                                April 20, 1997

EDGAR FILING

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: Security Capital U.S. Real Estate Shares Incorporated (File Nos. 333-20649 and 811-8033)
             -----------------------------------------------------

Dear Sir or Madam:

        Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), is a certification of the above-referenced Registrant, that the prospectus and statement of additional information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Registrant's registration statement on Form N-1A under the 1933 Act filed electronically with the Securities and Exchange Commission on April 15, 1997.

        Please contact Kathy Kresch Ingber at (202) 955-0820 or the undersigned at the above-referenced number with any questions or comments.

                                        Sincerely,

                                        /s/ Diane E. Ambler
                                        -------------------
                                        Diane E. Ambler

cc:  H.R. Hallock, Jr. (w/related transmission)

      [LETTERHEAD OF SECURITY CAPITAL (US) MANAGEMENT GROUP APPEARS HERE]

                                April 20, 1997

EDGAR FILING

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: Security Capital U.S. Real Estate Shares Incorporated (File Nos. 333-20649 and 811-8033)
             -----------------------------------------------------

Dear Sir or Madam:

        Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), this letter serves to certify that the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No.5 to Registrant's registration statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") electronically, which became effective April 15, 1997.

                                                Very truly yours,

                                                SECURITY CAPITAL (US)
                                                MANAGEMENT GROUP INCORPORATED

                                                /s/ Anthony R. Manno Jr.
                                                -----------------------------
                                                Anthony R. Manno Jr.
                                                Managing Director

cc:  H.R. Hallock, Jr.